UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(formerly, Franklin Templeton Limited Duration Income Trust)

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  12/31/14

Item 1. Schedule of Investments.

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited)

	Country	Shares		Value
Common Stocks 0.1%
Materials 0.1%
NewPage Holdings Inc.	United States	3,000		$272,250
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	112		86,908
Total Common Stocks (Cost $728,298)				359,158
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6		6,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	243		188,131
Total Convertible Preferred Stocks (Cost $369,948)				194,131
		Principal Amount*
Corporate Bonds 50.3%
Automobiles & Components 0.4%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,500,000		1,597,500
Banks 3.4%
[b]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	3,000,000		3,251,250
CIT Group Inc.,
4.25%, 8/15/17	United States	1,500,000		1,533,750
senior note, 5.00%, 5/15/17	United States	1,200,000		1,248,000
[c] senior note, 144A, 6.625%, 4/01/18	United States	500,000		544,375
[b]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,300,000		1,283,750
[b]JPMorgan Chase & Co., junior sub. bond,
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,488,750
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	500,000		491,719
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000		1,088,125
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,100,000	EUR	1,536,473
				12,466,192
Capital Goods 0.3%
[c]AECOM Technology Corp., senior note, 144A, 5.75%, 10/15/22	United States	400,000		410,000
TransDigm Inc., senior sub. note, 6.00%, 7/15/22	United States	500,000		501,250
				911,250
Commercial & Professional Services 0.3%
[c]Anna Merger Sub Inc., senior note, 144A, 7.75%, 10/01/22	United States	700,000		710,500
[c]IHS Inc., senior note, 144A, 5.00%, 11/01/22	United States	300,000		298,500
				1,009,000
Consumer Durables & Apparel 1.4%
KB Home, senior note,
4.75%, 5/15/19	United States	1,100,000		1,086,250
7.00%, 12/15/21	United States	1,100,000		1,159,813
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	722,000		768,930
5.25%, 4/15/21	United States	800,000		792,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	1,400,000		1,232,000
				5,038,993
Consumer Services 2.2%
[c]1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 6.00%,
4/01/22	Canada	1,200,000		1,236,000
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000		805,000
Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	1,600,000		1,180,800
[c]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	1,000,000		1,065,000
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	2,500,000		2,846,875

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

[c]Scientific Games International Inc., senior secured note, first lien, 144A, 7.00%, 1/01/22	United States	800,000	814,000
			7,947,675
Diversified Financials 2.5%
[c]AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 144A, 5.00%,
10/01/21	Netherlands	600,000	625,125
Ally Financial Inc., senior note,
6.25%, 12/01/17	United States	2,000,000	2,165,000
4.75%, 9/10/18	United States	1,000,000	1,037,500
E*TRADE Financial Corp., senior note,
6.375%, 11/15/19	United States	800,000	852,000
5.375%, 11/15/22	United States	400,000	410,000
Navient Corp., senior note,
8.45%, 6/15/18	United States	1,400,000	1,564,500
5.50%, 1/15/19	United States	1,100,000	1,127,500
5.00%, 10/26/20	United States	300,000	295,125
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	1,100,000	1,133,000
			9,209,750
Energy 9.7%
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	1,500,000	1,166,250
[c]California Resources Corp., senior note, 144A, 5.50%, 9/15/21	United States	1,500,000	1,290,000
CGG SA, senior note, 6.875%, 1/15/22	France	1,200,000	914,250
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,800,000	1,755,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	2,500,000	2,668,750
6.125%, 2/15/21	United States	1,000,000	1,055,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,500,000	1,282,500
[c]Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	400,000	348,000
[c]CONSOL Energy Inc., senior note, 144A, 5.875%, 4/15/22	United States	1,100,000	1,028,500
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,500,000	1,252,500
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,500,000	2,787,500
Energy XXI Gulf Coast Inc., senior note,
7.50%, 12/15/21	United States	600,000	327,000
[c] 144A, 6.875%, 3/15/24	United States	300,000	162,750
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,000,000	614,375
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,000,000	765,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	100,000	75,500
8.875%, 5/15/21	United States	1,500,000	1,136,250
9.25%, 2/15/22	United States	500,000	371,250
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	900,000	920,250
5.50%, 1/15/21	United States	300,000	302,250
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	1,500,000	1,312,500
7.75%, 2/01/21	United States	1,000,000	847,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,400,000	1,323,000
[c]Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	800,000	726,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,000,000	510,000
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	600,000	424,125
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	600,000	432,000
senior secured note, first lien, 7.50%, 11/01/19	United States	1,000,000	751,250
Peabody Energy Corp., senior note, 6.00%, 11/15/18	United States	2,500,000	2,281,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	502,000	538,395
6.50%, 5/15/21	United States	300,000	304,500
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	1,000,000	255,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	200,500
5.00%, 10/01/22	United States	300,000	285,000
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	2,000,000	1,975,000
Samson Investment Co., senior note, 9.75%, 2/15/20	United States	1,500,000	629,062

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,000,000		935,000
[c] 144A, 6.125%, 1/15/23	United States	500,000		421,250
[c]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	500,000		332,500
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	1,200,000		1,038,000
				35,744,707
Food, Beverage & Tobacco 2.2%
Constellation Brands Inc., senior note, 3.875%, 11/15/19	United States	900,000		909,000
[c]Cott Beverages Inc., senior note, 144A, 6.75%, 1/01/20	United States	700,000		701,750
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	2,000,000		1,970,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	1,000,000		998,750
[c]JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	1,900,000		2,009,250
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,000,000		1,002,500
[c] 144A, 6.75%, 12/01/21	United States	600,000		583,500
[c] 144A, 6.00%, 12/15/22	United States	100,000		94,125
				8,268,875
Health Care Equipment & Services 3.2%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	1,300,000		1,358,500
senior sub. note, 6.50%, 6/15/20	United States	500,000		506,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note, 6.00%,
10/15/21	United States	400,000		417,500
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,100,000		1,177,000
senior note, 7.125%, 7/15/20	United States	400,000		427,000
senior note, 6.875%, 2/01/22	United States	100,000		106,438
senior secured note, first lien, 5.125%, 8/15/18	United States	900,000		933,750
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	1,000,000		1,021,875
HCA Inc.,
senior note, 7.50%, 2/15/22	United States	1,000,000		1,145,000
senior note, 5.875%, 5/01/23	United States	1,500,000		1,584,375
first lien, senior secured note, 5.875%, 3/15/22	United States	1,000,000		1,097,500
senior secured note, first lien, 4.25%, 10/15/19	United States	200,000		203,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000		538,165
[c] senior note, 144A, 5.00%, 3/01/19	United States	500,000		501,875
[c] senior note, 144A, 5.50%, 3/01/19	United States	900,000		924,750
				11,943,228
Materials 7.0%
ArcelorMittal, senior note, 5.00%, 2/25/17	Luxembourg	3,000,000		3,125,625
[c]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	700,000		747,250
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000		294,000
senior note, 144A, 7.00%, 11/15/20	Luxembourg	88,235		89,559
[d] senior secured note, 144A, FRN, 3.241%, 12/15/19	Luxembourg	700,000		678,125
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,000,000		900,625
[c]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	500,000		507,188
senior secured note, 144A, 9.00%, 1/11/18	Mexico	2,000,000		2,092,500
[c]Constellium NV, senior note, 144A, 5.75%, 5/15/24	Netherlands	500,000		437,500
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,500,000		1,462,500
[c]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,261,000		1,147,510
7.00%, 2/15/21	Canada	1,261,000		1,141,205
[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	666,667		608,750
8.25%, 11/01/19	Australia	2,000,000		1,827,500
[c]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	Switzerland	600,000	EUR	718,286
5.875%, 2/15/19	Switzerland	1,000,000		950,000
[c]INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	1,400,000		1,407,000
[c]NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	1,300,000		1,293,500
Novelis Inc., senior note, 8.375%, 12/15/17	Canada	500,000		519,375

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
[c]Owens-Brockway Glass Container Inc., senior note, 144A, 5.00%, 1/15/22	United States	800,000	817,000
[c]Polymer Group Inc., senior note, 144A, 6.875%, 6/01/19	United States	1,000,000	963,750
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	616,500
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	United States	1,000,000	1,025,000
senior note, 9.00%, 4/15/19	United States	100,000	104,000
senior note, 8.25%, 2/15/21	United States	1,000,000	1,030,000
senior secured note, first lien, 7.125%, 4/15/19	United States	500,000	518,125
[c]Steel Dynamics Inc., senior note, 144A, 5.125%, 10/01/21	United States	1,000,000	1,018,750
			26,041,123
Media 5.0%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000	1,115,000
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	1,500,000	1,501,875
CCOH Safari LLC, senior bond, 5.75%, 12/01/24	United States	700,000	709,625
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	724,500
senior sub. note, 7.625%, 3/15/20	United States	800,000	846,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	1,500,000	1,663,125
DISH DBS Corp., senior note, 7.125%, 2/01/16	United States	2,000,000	2,107,500
Gannett Co. Inc., senior note, 5.125%,
10/15/19	United States	1,200,000	1,233,000
7/15/20	United States	800,000	820,000
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,869,125
[c,e] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	600,000	525,000
[c]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	1,000,000	1,027,500
[c]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	472,000	507,400
senior secured note, 144A, 6.875%, 5/15/19	United States	500,000	521,875
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	1,000,000	1,015,000
[c]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,139,187
[c]WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	1,200,000	1,167,000
			18,492,712
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
[c]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	600,000	615,120
[c,f]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	1,300,000	1,331,850
[c]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	500,000	538,125
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	1,900,000	1,995,000
[c]Valeant Pharmaceuticals International Inc., senior note, 144A,
6.75%, 8/15/18	United States	700,000	746,389
5.625%, 12/01/21	United States	500,000	505,000
[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,500,000	1,573,125
			7,304,609
Software & Services 2.0%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000	1,890,000
Equinix Inc., senior note, 4.875%, 4/01/20	United States	1,500,000	1,500,000
[c]First Data Corp., senior secured bond, second lien, 144A, 8.25%, 1/15/21	United States	3,000,000	3,225,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	700,000	747,250
			7,362,250
Technology Hardware & Equipment 0.8%
[c]Alcatel-Lucent USA Inc., senior note, 144A,
4.625%, 7/01/17	France	700,000	710,500
6.75%, 11/15/20	France	1,300,000	1,378,650
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,000,000	1,007,500
			3,096,650
Telecommunication Services 4.6%
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	300,000	329,625
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	1,174,500
[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	665,437
[c]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	1,200,000	1,262,250
Frontier Communications Corp., senior note, 8.125%, 10/01/18	United States	2,000,000	2,255,000
Intelsat Jackson Holdings SA, senior note, 7.25%,
4/01/19	Luxembourg	2,000,000	2,095,000

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
10/15/20	Luxembourg	1,000,000	1,058,750
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,000,000	1,028,125
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	280,500
senior note, 7.25%, 9/15/21	United States	500,000	498,125
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	500,000	541,250
[c] 144A, 9.00%, 11/15/18	United States	1,500,000	1,709,850
[c] 144A, 7.00%, 3/01/20	United States	600,000	651,000
T-Mobile USA Inc., senior note,
6.542%, 4/28/20	United States	900,000	932,625
6.125%, 1/15/22	United States	300,000	305,625
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	2,000,000	1,890,000
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	475,000
			17,152,662
Transportation 1.2%
[c]Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%, 5/01/19	United States	1,000,000	992,500
Hertz Corp., senior note,
6.75%, 4/15/19	United States	1,000,000	1,035,000
5.875%, 10/15/20	United States	1,000,000	1,012,500
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	600,000	550,500
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	700,000	661,500
			4,252,000
Utilities 2.1%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	1,500,000	1,516,875
[c] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	346,000	383,195
[c] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	107,000
[c]Dynegy Finance I Inc./Dynegy Finance II Inc., senior note, 144A, 6.75%, 11/01/19	United States	2,000,000	2,037,500
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,432,500
[c]NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 5.125%,
7/15/19	United States	300,000	288,375
[c]NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	700,000	714,000
[c,g] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,000,000	1,425,000
			7,904,445
Total Corporate Bonds (Cost $189,625,600)			185,743,621
[d]Senior Floating Rate Interests 49.7%
Automobiles & Components 1.3%
Gates Global LLC, Initial Dollar Term Loans, 4.25%, 7/03/21	United States	1,995,000	1,945,482
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	1,990,000	1,965,125
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	1,044,931	1,041,448
			4,952,055
Capital Goods 4.6%
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan, 4.75%,
6/20/21	United States	995,000	977,588
B/E Aerospace Inc., Term Loan, 4.00%, 12/16/21	United States	2,618,216	2,618,216
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term Loan,
4.50%, 5/28/21	United States	1,781,069	1,772,164
Fly Funding II S.A.R.L., Loans, 4.50%, 8/09/19	Luxembourg	2,636,551	2,629,959
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	1,995,000	1,975,050
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	2,063,875	2,024,145
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	3,952,191	3,891,260
Tranche D Term Loan, 3.75%, 6/04/21	United States	995,000	978,583
			16,866,965
Commercial & Professional Services 0.8%
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	2,985,000	2,970,821
Consumer Services 4.2%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	1,990,000	1,921,594
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	2,977,444	2,826,091

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

ClubCorp Club Operations Inc., Term B Loans, 4.50%, 7/24/20	United States	2,770,000	2,733,644
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	1,990,000	1,920,350
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	670,000	670,000
Scientific Games International Inc., Term Loan B, 6.00%, 10/18/20	United States	2,972,481	2,937,183
TGI Friday's Inc., First Lien Initial Term Loan, 5.25% - 6.50%, 7/15/20	United States	535,954	534,614
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	1,945,375	1,914,978
			15,458,454
Diversified Financials 2.1%
Asurion LLC,
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19	United States	1,356,364	1,339,975
Incremental Tranche B-2 Term Loans, 4.25%, 7/08/20	United States	423,550	411,902
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
5.50%, 7/22/20	United States	1,994,962	1,981,247
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	4,025,708	3,977,903
			7,711,027
Energy 1.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	United States	316,437	314,063
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	2,069,600	2,023,034
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	3,087,147	2,804,157
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	2,000,000	1,581,666
			6,722,920
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	840,000	831,600
Food, Beverage & Tobacco 1.3%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 3/09/20	United States	2,144,040	2,063,638
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	2,835,750	2,829,673
			4,893,311
Health Care Equipment & Services 5.2%
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	2,124,313	2,111,922
Amsurg Corp., Initial Term Loan, 3.75%, 7/16/21	United States	2,985,000	2,973,806
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	3,900,257	3,897,550
Connolly LLC, Initial Term Loan, 5.00%, 5/14/21	United States	1,990,000	1,982,538
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	1,902,084	1,886,799
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18	United States	1,733,739	1,720,736
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.25%, 1/31/21	United States	357,300	349,484
Surgery Centers Holdings Inc., Term Loan, 5.25%, 11/03/20	United States	270,000	263,588
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	595,455	579,824
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	3,451,110	3,403,657
			19,169,904
Household & Personal Products 0.6%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,460,196	2,300,283
Materials 7.8%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	2,858,922	2,847,009
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	1,000,000	999,375
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 3.75%,
2/01/20	United States	1,826,552	1,784,313
AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	1,868,493	1,846,305
CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 4.25%, 8/30/20	United States	41,699	41,283
CeramTec GmbH, Dollar Term B-3 Loan, 4.25%, 8/30/20	Germany	125,652	124,395
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	1,967,257	1,963,159
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 4.25%, 8/30/20	Germany	420,349	416,145
FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	United States	3,456,077	3,157,272
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	1,374,013	1,350,398
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	1,824,935	1,810,107
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	3,228,787	2,978,556
Prescrix Inc.,
First Lien Term Loan B, 4.25%, 5/02/21	United States	248,750	246,573
Second Lien Term Loan, 8.00%, 5/02/22	United States	180,000	178,650
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	2,495,511	2,456,072
Solenis International LP and Solenis Holdings, First Lien Term Loan, 4.25%, 7/31/21	United States	817,950	802,102
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	3,939,696	3,885,525

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	1,954,269	1,895,991
			28,783,230
Media 4.7%
Charter Communications Operating LLC, Term G Loans, 4.25%, 9/12/21	United States	2,000,000	2,012,638
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	3,318,480	3,216,852
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	2,646,830	2,611,759
Media General Inc., Term B Loan, 4.25%, 7/31/20	United States	1,860,369	1,842,152
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	992,230	971,766
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	618,964	606,584
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	3,100,000	3,053,500
William Morris Endeavor Entertainment LLC, Term Loans First Lien, 5.25%, 5/06/21	United States	2,985,000	2,887,988
			17,203,239
Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Akorn Inc., Loans, 4.50%, 4/16/21	United States	768,075	763,274
[h]Catalent Pharma Solutions Inc., Dollar Term Loan, 5.50%, 5/20/21	United States	2,846,869	2,838,564
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	2,047,122	2,038,934
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19	Canada	863,588	856,572
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	Canada	1,624,763	1,611,731
			8,109,075
Retailing 3.0%
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	999,274	987,720
BJ's Wholesale Club Inc., 2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	2,174,341	2,140,819
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,940,000	2,899,575
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	1,981,892	1,979,910
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	2,992,500	2,981,278
			10,989,302
Semiconductors & Semiconductor Equipment 1.5%
Avago Technologies Cayman Ltd., Term Loans, 3.75%, 5/06/21	Cayman Islands	2,985,000	2,977,538
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20	United States	982,575	960,467
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	1,661,650	1,661,650
			5,599,655
Software & Services 2.7%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	2,887,333	2,807,031
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	4,133,510	3,833,830
Safenet Inc., First Lien Initial Term Loan, 6.75%, 3/05/20	United States	843,625	839,407
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	1,389,500	1,211,181
[h]Worldpay U.S. Inc., Facility B2A-II Loan, 6.25%, 11/30/19	United States	1,192,365	1,194,601
			9,886,050
Technology Hardware & Equipment 1.9%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	2,981,115	2,936,398
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	2,974,975	2,970,991
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%, 10/18/19	United States	990,000	976,388
			6,883,777
Telecommunication Services 2.2%
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	1,084,961	1,060,549
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	3,410,931	3,369,716
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,476,157	1,454,015
Zayo Group LLC, Term Loan, 4.00%, 7/02/19	United States	2,244,810	2,228,558
			8,112,838
Transportation 0.8%
Hertz Corp., Credit Linked Deposit, 3.75%, 3/11/18	United States	1,000,000	995,000
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	1,987,425	1,957,613
			2,952,613
Utilities 0.8%
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	2,618,000	2,598,365

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

Term Loans, 4.00%, 10/09/19	United States	332,350		328,819
				2,927,184
Total Senior Floating Rate Interests (Cost $186,502,241)				183,324,303
Foreign Government and Agency Securities 1.1%
Government of Malaysia,
3.741%, 2/27/15	Malaysia	2,860,000	MYR	818,484
3.835%, 8/12/15	Malaysia	755,000	MYR	216,556
4.72%, 9/30/15	Malaysia	1,263,000	MYR	364,737
3.197%, 10/15/15	Malaysia	280,000	MYR	79,959
Government of Poland,
5.50%, 4/25/15	Poland	645,000	PLN	184,448
5.00%, 4/25/16	Poland	125,000	PLN	36,762
4.75%, 10/25/16	Poland	2,100,000	PLN	624,344
Strip, 1/25/16	Poland	310,000	PLN	85,954
Korea Monetary Stabilization Bond, senior bond, 2.47%, 4/02/15	South Korea	43,700,000	KRW	39,995
Korea Treasury Bond, senior note,
3.25%, 6/10/15	South Korea	42,100,000	KRW	38,686
2.75%, 12/10/15	South Korea	899,200,000	KRW	827,312
3.00%, 12/10/16	South Korea	1,000,000,000	KRW	929,986
Total Foreign Government and Agency Securities (Cost $4,520,821)				4,247,223
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 10.7%
Banks 5.9%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,610,000		1,672,766
[d]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.517%, 6/25/34	United States	1,041,238		1,073,755
Bear Stearns Commercial Mortgage Securities Inc.,
[d] 2006-PW11, AJ, FRN, 5.605%, 3/11/39	United States	1,750,000		1,807,671
[d] 2006-PW12, AJ, FRN, 5.751%, 9/11/38	United States	1,500,000		1,545,246
2006-PW13, AJ, 5.611%, 9/11/41	United States	1,820,000		1,870,065
Citigroup Commercial Mortgage Trust,
[i] 2006-C5, AJ, 5.482%, 10/15/49	United States	1,200,000		1,177,524
[d] 2007-C6, AM, FRN, 5.706%, 6/10/17	United States	1,520,000		1,625,486
[d]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	1,300,000		1,268,027
Greenwich Capital Commercial Funding Corp.,
[d] 2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	1,590,000		1,633,756
2007-GG9, AM, 5.475%, 3/10/39	United States	1,430,000		1,501,015
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	380,000		394,170
[d] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	2,000,000		2,012,160
[d]Merrill Lynch Mortgage Investors Trust,
2003-OPT1, B2, FRN, 4.295%, 7/25/34	United States	33,301		3,453
2005-A6, 2A3, FRN, 0.55%, 8/25/35	United States	540,000		501,343
[d]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	1,825,000		1,875,407
[d]Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.12%, 10/25/33	United States	350,442		260,346
[d]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	110,000		113,027
2007-IQ16, AMA, FRN, 6.094%, 12/12/49	United States	645,000		703,952
Wells Fargo Mortgage Backed Securities Trust,
[d] 2004-W, A9, FRN, 2.616%, 11/25/34	United States	473,811		487,405
2007-3, 3A1, 5.50%, 4/25/37	United States	244,279		252,608
				21,779,182
Diversified Financials 4.8%
[c,d] ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.233%, 11/25/20	United States	530,000		522,400
[d,i]Argent Securities Inc., 2003-W5, M4, FRN, 5.795%, 10/25/33	United States	509,991		517,610
[c,d] Atrium CDO Corp., 10A, C, 144A, FRN, 2.829%, 7/16/25	United States	920,000		880,532
[c,d] Atrium XI, 11A, C, 144A, FRN, 3.435%, 10/23/25	Cayman Islands	910,000		897,760
[c,d] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.615%, 5/26/35	United States	1,600,000		1,588,560
[c,d] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.834%, 1/27/25	Cayman Islands	750,000		709,545
[c,d] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.579%, 3/11/21	United States	457,000		428,771
[c,d] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.233%, 1/30/25	Cayman Islands	392,157		380,381
[d]Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2, 2A2, FRN, 0.67%,
2/25/35	United States	493,412		440,205

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
[c,d] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.634%, 7/26/21	United States	640,000		615,642
[c,d] ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.231%, 10/15/21	United States	310,000		303,205
[c,d] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.476%, 10/20/43	United States	974,643		966,319
[c,d] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	1,000,000		992,800
B, 144A, FRN, 2.285%, 7/15/26	United States	400,000		389,372
C, 144A, FRN, 3.235%, 7/15/26	United States	170,000		165,424
[c,d] Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.632%, 11/01/17	United States	1,000,000		993,930
[d]Impac Secured Assets Trust, 2007-2, FRN, 0.42%, 4/25/37	United States	517,139		478,723
[c,d] ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.131%, 4/15/24	Cayman Islands	180,000		173,855
2013-1A, C, 144A, FRN, 3.731%, 4/15/24	Cayman Islands	450,000		427,747
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	1,000,000		961,600
MortgageIT Trust, 2004-1, A2, FRN, 1.07%, 11/25/34	United States	638,937		620,828
[d]Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.48%, 11/25/35	United States	939,358		891,508
[d,i]Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.12%, 11/25/33	United States	193,598		118,565
[d]Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.045%, 4/25/33	United States	13,987		7,091
Structured Asset Securities Corp., 2005-2XS, 2A2, FRN 1.656%, 2/25/35	United States	561,141		543,835
[d,j]Talisman 6 Finance, Reg S, FRN, 0.262%, 10/22/16	Germany	572,984	EUR	684,963
[d]Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.234%, 4/25/45	United States	1,400,114		1,409,762
[c,d] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.457%, 8/01/22	United States	495,497		490,621
				17,601,554
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $38,402,998)				39,380,736
Mortgage-Backed Securities 31.1%
[d]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 2.452%, 5/01/34	United States	513,946		547,048
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.3%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	1,194,416		1,299,765
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	31,654		33,776
FHLMC Gold 30 Year, 3.50%, 5/01/42 - 10/01/43	United States	1,560,326		1,627,768
[h]FHLMC Gold 30 Year, 4.00%, 1/01/41	United States	8,000,000		8,528,125
FHLMC Gold 30 Year, 4.50%, 9/01/39 - 4/01/40	United States	503,738		546,381
FHLMC Gold 30 Year, 5.00%, 11/01/38	United States	705,248		777,510
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	1,289,973		1,466,265
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	655,073		749,295
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	218,960		250,911
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	30,644		35,822
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	554,991		658,787
				15,974,405
[d]Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 1.79% - 1.975%, 6/01/32 - 7/01/34	United States	1,023,184		1,079,794
Federal National Mortgage Association (FNMA) Fixed Rate 24.8%
FNMA 15 Year, 3.00%, 8/01/27	United States	22,270		23,182
[h]FNMA 15 Year, 3.00%, 1/01/30	United States	36,475,000		37,915,479
[h]FNMA 15 Year, 3.50%, 1/01/26 - 1/01/27	United States	506,209		534,935
FNMA 15 Year, 5.50%, 7/01/20	United States	515,873		555,906
FNMA 15 Year, 6.00%, 6/01/17	United States	24		24
FNMA 15 Year, 6.50%, 7/01/20	United States	4,505		4,708
FNMA 30 Year, 3.00%, 9/01/32 - 4/01/43	United States	2,745,939		2,794,867
[h]FNMA 30 Year, 4.00%, 1/01/41	United States	30,850,000		32,927,193
FNMA 30 Year, 4.00%, 12/01/40 - 2/01/41	United States	3,320,089		3,548,793
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	1,553,585		1,720,123
[h]FNMA 30 Year, 5.00%, 1/01/40	United States	6,653,000		7,351,435
FNMA 30 Year, 5.50%, 6/01/37	United States	1,042,405		1,164,977
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,946,675		2,213,285
FNMA 30 Year, 6.50%, 8/01/32	United States	244,678		283,771
FNMA 30 Year, 7.00%, 9/01/18	United States	45,742		48,606
FNMA 30 Year, 8.00%, 10/01/29	United States	99,420		110,971
FNMA 30 Year, 8.50%, 8/01/26	United States	191,377		208,875
				91,407,130
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	522,044		601,875
[h]GNMA II SF 30 Year, 3.50%, 6/20/42 - 5/20/44	United States	4,848,928		5,092,651

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	69,020		78,807
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	167,494		205,482
				5,978,815
Total Mortgage-Backed Securities (Cost $113,631,512)				114,987,192
Municipal Bonds 1.2%
Metropolitan St. Louis Sewer District Wastewater System Revenue, Series B, 4.00%,
5/01/19	United States	1,000,000		1,115,270
New York Thruway Authority General Junior Indebtedness Obligations Revenue, Series
A, 5.00%, 5/01/19	United States	1,000,000		1,144,930
Tobacco Settlement Financing Corp. Revenue, Asset-Backed, State Contingency
Contract Secured, Refunding, Series B, 5.00%, 6/01/20	United States	1,000,000		1,018,040
Triborough Bridge and Tunnel Authority Revenues, Refunding, Sub Series D-1,
2.885%, 11/15/19	United States	1,000,000		1,030,920
Total Municipal Bonds (Cost $4,192,256)				4,309,160
		Shares
Litigation Trusts (Cost $—) 0.0%
Materials 0.0%
[a,k]NewPage Corp., Litigation Trust	United States	1,500,000		—
Total Investments before Short Term Investments (Cost $537,973,674)				532,545,524
		Principal Amount*
Short Term Investments 4.5%
Foreign Government and Agency Securities (Cost $98,121) 0.0%†
Korea Monetary Stabilization Bond, senior note, 2.74%, 2/02/15	South Korea	100,000,000	KRW	91,474
Total Investments before Money Market Funds (Cost $538,071,795)				532,636,998
		Shares
Money Market Funds (Cost $16,606,542) 4.5%
[a,l]Institutional Fiduciary Trust Money Market Portfolio	United States	16,606,542		16,606,542
Total Investments (Cost $554,678,337) 148.8%				549,243,540
Preferred Shares (24.4)%				(90,000,000)
Other Assets, less Liabilities (24.4)%				(90,114,010)
Net Assets 100.0%				$369,129,530

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Perpetual security with no stated maturity date.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2014, the aggregate value of these securities was $91,134,345, representing 24.69% of net assets.
d The coupon rate shown represents the rate at period end.
e At December 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
f Income may be received in additional securities and/or cash.
g Defaulted security or security for which income has been deemed uncollectible.
h A portion or all of the security purchased on a delayed delivery and to-be-announced (TBA) basis.
i The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
j Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2014, the value of this security was
$684,963, representing 0.19% of net assets.
k Security has been deemed illiquid because it may not be able to be sold within seven days.
l Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

At December 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency		Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro		DBAB	Buy	364,000	$498,582	1/09/15	$-	$(58,098)
Euro		DBAB	Sell	366,621	499,759	1/09/15	56,103	-
Japanese Yen		DBAB	Buy	217,100,000	2,004,987	1/09/15	-	(193,036)
Japanese Yen		DBAB	Sell	397,510,000	3,871,086	1/09/15	553,405	-
Euro		DBAB	Buy	1,184,253	1,466,934	2/09/15	-	(33,408)
Euro		DBAB	Sell	2,633,948	3,625,326	2/09/15	436,960	-
Japanese Yen		DBAB	Sell	171,860,000	1,677,501	2/09/15	242,755	-
Japanese Yen		HSBC	Sell	28,600,000	279,016	2/09/15	40,254	-
Japanese Yen		JPHQ	Sell	60,500,000	590,564	2/09/15	85,489	-
British Pound		DBAB	Buy	900,000	1,424,250	3/09/15	-	(22,183)
British Pound		DBAB	Sell	900,000	1,509,480	3/09/15	107,413	-
Euro		DBAB	Sell	1,096,360	1,510,471	3/09/15	183,051	-
Japanese Yen		DBAB	Sell	465,943,750	4,575,752	3/09/15	684,921	-
Japanese Yen		HSBC	Sell	32,110,000	314,126	3/09/15	45,994	-
Japanese Yen		JPHQ	Sell	94,170,000	921,049	3/09/15	134,689	-
Euro		DBAB	Sell	210,898	282,825	5/07/15	27,327	-
Euro		JPHQ	Sell	105,568	141,459	5/07/15	13,566	-
Euro		DBAB	Sell	427,447	535,079	6/18/15	17,004	-
Euro		JPHQ	Sell	78,316	98,488	6/18/15	3,567	-
Japanese Yen		DBAB	Sell	718,475,000	6,137,952	6/18/15	135,278	(4,178)
Japanese Yen		JPHQ	Sell	180,180,000	1,653,412	6/18/15	147,007	-
Unrealized appreciation (depreciation)							2,914,783	(310,903)
Net unrealized appreciation (depreciation)							$2,603,880

[a]May be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB	Deutsche Bank AG
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.

Currency

EUR	Euro
KRW	South Korean Won
MYR	Malaysian Ringgit
PLN	Polish Zloty

Selected Portfolio

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note

Franklin Limited Duration Income Trust

Statement of Investments, December 31, 2014 (unaudited) (continued)

PIK SF	Payment-In-Kind Single Family

Franklin Limited Duration Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective June 30, 2014, the Franklin Templeton Limited Duration Income Trust was renamed the Franklin Limited Duration Income Trust.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At December 31, 2014, the Fund received $301,492 in U.S. Treasury Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. The Fund did not hold any credit default swap contracts at period end.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At December 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$555,230,682

Unrealized appreciation	$8,602,744
Unrealized depreciation	(14,589,886)
Net unrealized appreciation (depreciation)	$(5,987,142)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Materials	$-	$272,250	$-		$272,250
Transportation	-	-	281,039		281,039
Corporate Bonds	-	185,743,621	-		185,743,621
Senior Floating Rate Interests	-	183,324,303	-		183,324,303
Foreign Government and Agency Securities	-	4,247,223	-		4,247,223
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	39,380,736	-		39,380,736
Mortgage-Backed Securities	-	114,987,192	-		114,987,192
Municipal Bonds	-	4,309,160	-		4,309,160
Litigation Trusts	-	-	-	b	-
Short Term Investments	16,606,542	91,474	-		16,698,016
Total Investments in Securities	$16,606,542	$532,355,959	$281,039		$549,243,540

Other Financial Instruments
Forw ard Exchange Contracts	$-	$2,914,783	$-		$2,914,783

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$310,903	$-		$310,903

aIncludes common and convertible preferred stocks.
bIncludes securities determined to have no value at Decemebr 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2015

By  /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2015